Other financial assets, current	12 Months Ended
Mar. 31, 2021
Other Financial Assets Current
Other financial assets, current

27. Other financial assets, current

	March 31,
	2020	2021
Interest accrued on term deposits	5,702	1,691
Security deposits (net of allowance)	48,746	14,897
Others (includes Government Grant)	219,478	98,046
Total	273,926	114,634

Security deposit represents fair value of amount paid to landlord for the leased premises. As on March 31, 2021, remaining tenure for security deposits ranges from 1 to 8 years.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

In the statement of cash flows, interest reinvested in term deposits INR 13,452 (March 31, 2020: 16,720) has been adjusted against interest received under investing activities.

The movement in the allowance for doubtful security deposits:

	March 31,
	2020	2021
Balance at the beginning of the year	-	-
Provisions accrued during the year	-	6,743
Amount written off during the year	-	(1,329)
Balance at the end of the year	-	5,414

The movement in the Government Grant during the year was as follows:

	March 31,
	2020	2021
At 1 April	156,835	218,843
Recorded in statement of profit or loss	86,810	7,883
Received during the year	(24,925)	(128,735)
Effect of movement in exchange rate	123	55
At 31 March	218,843	98,046

There are no unfulfilled conditions or contingencies attached to these grants.